SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts Receivable - related parties	$ 15,317,545	$ 19,471,159
Allowance for credit losses	(7,436,456)	(11,407,879)
Accounts Receivable - related parties, net	7,881,089	8,063,280
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts Receivable - related parties	295,490	14,814,842
Allowance for credit losses	(252,035)	(14,184,067)
Accounts Receivable - related parties, net	$ 43,455	$ 630,775